Note Employee benefits (Components of net periodic postretirement health care benefit cost) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Line Items]
Amortization of prior service cost	$ (3,800)	$ 3,800	$ 0
Postretirement Health Care Benefit Plan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	1,470	1,457	2,257
Interest cost	6,356	6,846	6,848
Amortization of prior service cost	(3,800)	(3,800)	0
Recognized net actuarial loss (gain)	996	0	1,892
Net loss	$ 5,022	$ 4,503	$ 10,997